                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Selz Capital LLC
Address: 600 Fifth Avenue (25/th/ Floor)
         New York, NY 10020

Form 13F File Number: 28-10873

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Bernard Selz
Title: Managing Member
Phone: (212) 218-8270

 Signature, Place, and
 Date of Signing:

     /s/ Bernard Selz            New York, NY            January 17, 2007
 ------------------------  ------------------------  ------------------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number   Name

28-                    None
[Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      - 0 -

Form 13F Information Table Entry Total: 39

Form 13F Information Table Value Total: $259,847
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. Form 13F File Number Name
    28-                  NONE

[Repeat as necessary.]

SELZ CAPITAL, LLC
File Number: 028-10873

Column 1                         Column 2      Column 3  Column 4    Column 5                 Column 6          Column 8
--------                     ----------------- --------- -------- -------------------------- ---------- ------------------------
Name of Issuer                Title of Class    Cusip     Value   Shares/Prn Amount/Put-Call Investment     Voting Authority
--------------               ----------------- --------- -------- -------------------------- ---------- ------------------------
                                                         (x$1000)                            Discretion  Sole   Shared   None
EVEREST RE GROUP LTD         COM               G3223R108  12,941    131,900       SH            SOLE     25,000   --     106,900
TRANSOCEAN INC               ORD               G90078109   3,236     40,000       SH            SOLE      8,000   --      32,000
AMERICAN INTL GROUP INC      COM               026874107  14,275    199,200       SH            SOLE     28,000   --     171,200
ANNALY CAP MGMT INC          COM               035710409     420     30,200       SH            SOLE         --   --      30,200
AVOCENT CORP                 COM               053893103   4,401    130,000       SH            SOLE     26,000   --     104,000
BED BATH & BEYOND INC        COM               075896100   7,620    200,000       SH            SOLE     40,000   --     160,000
CVS CORP                     COM               126650100   7,728    250,000       SH            SOLE     50,000   --     200,000
COMPTON PETE CORP            COM               204940100   7,356    805,000       SH            SOLE    137,000   --     668,000
CORNING INC                  CALL Jan 15       2193509A5     444      1,200       CALL          SOLE        240   --         960
CORNING INC                  COM               219350105  10,291    550,000       SH            SOLE    115,000   --     435,000
ENSCO INTL INC               COM               26874Q100   1,001     20,000       SH            SOLE      4,000   --      16,000
ESPEED INC                   CL A              296643109     873    100,000       SH            SOLE     24,000   --      76,000
FARO TECHNOLOGIES INC        COM               311642102   9,015    375,000       SH            SOLE     75,000   --     300,000
FLAMEL TECHNOLOGIES SA       CALL Mar 20       3384889C5     424        400       CALL          SOLE        300   --         100
FLAMEL TECHNOLOGIES SA       SPONSORED ADR     338488109  20,495    684,300       SH            SOLE    115,000   --     569,300
GOLDCORP INC NEW             *W EXP 06/09/2001 380956177      45      3,125       WTS           SOLE        550   --       2,575
GOLDCORP INC NEW             COM               380956409  25,685    903,125       SH            SOLE    182,000   --     721,125
GRACE W R & CO DEL NEW       COM               38388F108   2,772    140,000       SH            SOLE     30,000   --     110,000
INTEROIL CORP                CALL Jun 20       4609519F5     118        100       CALL          SOLE         --   --         100
ISHARES SILVER TRUST         ISHARES           46428Q109   3,859     30,000       SH            SOLE      6,000   --      24,000
KLA-TENCOR CORP              COM               482480100   2,488     50,000       SH            SOLE     10,000   --      40,000
MEMC ELECTR MATLS INC        COM               552715104   1,710     43,700       SH            SOLE     20,000   --      23,700
MSC INDL DIRECT INC          CL A              553530106   7,243    185,000       SH            SOLE     35,000   --     150,000
MESA AIR GROUP INC           COM               590479101   5,281    616,200       SH            SOLE    100,000   --     516,200
PETSMART INC                 COM               716768106   9,391    325,400       SH            SOLE     56,000   --     269,400
PRECISION DRILLING TR        TR UNIT           740215108   1,274     55,000       SH            SOLE     10,000   --      45,000
PROGRESSIVE GAMING INTL CORP COM               74332S102   8,907    982,000       SH            SOLE    105,000   --     877,000
QUALCOMM INC                 COM               747525103   9,448    250,000       SH            SOLE     45,000   --     205,000
RADISYS CORP                 COM               750459109   1,334     80,000       SH            SOLE     17,000   --      63,000
RANDGOLD RES LTD             ADR               752344309   5,020    214,000       SH            SOLE     41,100   --     172,900
RIMAGE CORP                  COM               766721104   4,420    170,000       SH            SOLE     29,000   --     141,000
SPIRIT FIN CORP              COM               848568309     499     40,000       SH            SOLE         --   --      40,000
TESCO CORP                   COM               88157K101  30,622  1,731,700       SH            SOLE    220,000   --   1,511,700
3-D SYS CORP DEL             COM NEW           88554D205  10,302    645,500       SH            SOLE     90,000   --     555,500
VENTAS INC                   COM               92276F100   5,375    127,000       SH            SOLE         --   --     127,000
WALGREEN CO                  COM               931422109   5,966    130,000       SH            SOLE     26,000   --     104,000
WRIGHT EXPRESS CORP          COM               98233Q105   8,572    275,000       SH            SOLE     61,000   --     214,000
XEROX CORP                   COM               984121103   8,475    500,000       SH            SOLE    105,000   --     395,000
ZI CORP                      COM               988918108     521    243,000       SH            SOLE     19,000   --     224,000
                                                         259,847